WILMINGTON FUNDS

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

September 4, 2012

Filing Desk

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)

File No. 33-20673; 811-5514

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final Prospectus for the Registrant, on behalf of the Wilmington Pennsylvania Municipal Bond Fund and the Wilmington Virginia Municipal Bond Fund, dated August 31, 2012, does not differ from the Prospectus as filed in the Registrants’ Post-Effective Amendment No. 105 to the Registration Statement, filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) on August 28, 2012, accession # 0001193125-12-372114.

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Best regards,

BNY Mellon

By: /s/ Lisa R. Grosswirth

Lisa R. Grosswirth

cc:	J. McDonnell, Wilmington Funds

A. Fuller, Stradley Ronon Stevens & Young, LLP